Related Party Transactions (Details) - USD ($)																								3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 28, 2024	Mar. 20, 2024	Dec. 29, 2023	Nov. 10, 2023	Sep. 28, 2023	Aug. 30, 2023	Jul. 30, 2023	Jul. 03, 2023	Jun. 30, 2023	Jun. 27, 2023	May 30, 2023	May 26, 2023	Apr. 30, 2023	Mar. 30, 2023	Dec. 30, 2022	Sep. 30, 2022	Jan. 14, 2022	Jan. 14, 2022	Dec. 31, 2021	Dec. 27, 2021	Oct. 13, 2021	Jun. 25, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 25, 2023
Related Party Transactions [Line Items]
Purchased shares (in Shares)																										1,125,000
Common stock, par value (in Dollars per share)	$ 0.0001																							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Limited exceptions percentage																										50.00%		50.00%
Number of trading days																										20 days
Trading day period commencing after business combination																										30 days
Percentage of remaining founder shares																										50.00%
Gross proceeds of private placement																													$ 45,540
Related party due to affiliates																												120,000	114,000
Sponsor fees																					$ 10,000							6,000
Accrued support services																												26,000
Repaid amount	$ 383,663																							$ 383,663		$ 383,663		293,663	205,663
Drawn from promissory note								$ 100
Working capital notes exceed amount																										1,500,000
Working capital loans – related party	$ 1,292,679																							$ 1,292,679		1,292,679		$ 549,100
General and administrative expense																									$ 30,000	90,000
Threshold trading days																												20 days
Threshold consecutive trading days																												30 days
Aggregate purchase price																			$ 259,136
Services expense																												$ 120,000	120,000
Due to affiliates																												88,000	26,000
Accrued services																												26,000
Payments to sponsor																													120,000
Working capital loans						$ 1,500,000
Outstanding working capital																												549,100	0
Balance outstanding promissory note																												2,296,371	1,545,537
Repaid amount									$ 99,166		$ 25,000		$ 124,166														$ 124,166	124,166
Private Placement Units [Member]
Related Party Transactions [Line Items]
Working capital loans																										$ 1,500,000		$ 1,500,000
Price per share (in Dollars per share)	$ 10																							$ 10		$ 10		$ 10
Working Capital Note One [Member]
Related Party Transactions [Line Items]
Principal amount								84,000
Principal amount								84,100
Working Capital Note Two [Member]
Related Party Transactions [Line Items]
Principal amount							$ 378,000
Principal amount				$ 15,000	$ 50,000	22,000	378,000
Working Capital Note 3 [Member]
Related Party Transactions [Line Items]
Principal amount						$ 22,000
Working Capital Note 4 [Member]
Related Party Transactions [Line Items]
Principal amount					$ 50,000
Working Capital Note 5 [Member]
Related Party Transactions [Line Items]
Principal amount				$ 15,000
Working Capital Note 6 [Member]
Related Party Transactions [Line Items]
Principal amount			$ 373,737
Working Capital Note 7 [Member]
Related Party Transactions [Line Items]
Principal amount		$ 177,773
Working Capital Note 8 [Member]
Related Party Transactions [Line Items]
Principal amount	$ 192,069
Working Capital Note [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)	$ 10																							10		10		10
First Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																	$ 772,769
Promissory Note [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)	10														$ 10		$ 10							10		10		$ 10
Principal amount							125,000	125,000		$ 125,000		$ 125,000		$ 125,000	$ 125,000	$ 772,769	$ 772,769													$ 125,000
Second Promissory Note [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)																	$ 10
Principal amount																$ 772,769
Six Promissory Notes [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)	$ 10																							$ 10		$ 10
Principal amount							$ 125,000	125,000		$ 125,000		$ 125,000		$ 125,000	$ 125,000
CFO [Member]
Related Party Transactions [Line Items]
Services expense																													26,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Issuance of share (in Shares)																						2,156,250
Remaining share percentage																												50.00%
Business Combination [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock adjusted price per share (in Dollars per share)																												$ 12.5
Sponsor [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																						2,156,250
Gross proceeds of private placement																										$ 3,475,000		$ 3,475,000
Related party due to affiliates																												88,000
Due to Affiliates [Member]
Related Party Transactions [Line Items]
Due to affiliates	$ 90,000																	$ 179,463	$ 179,463	$ 79,673				$ 90,000		90,000		114,000
Related party due to affiliates																										90,000		120,000
Repaid amount	383,663																							383,663		383,663		293,663
Related Party [Member]
Related Party Transactions [Line Items]
Convertible promissory notes – related party	$ 2,296,371																							2,296,371		$ 2,296,371		2,296,371
Total convertible promissory notes																												$ 2,845,471	$ 1,545,537
Support Services [Member]
Related Party Transactions [Line Items]
General and administrative expense																								$ 30,000			$ 90,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Shares converted (in Shares)																						1.5
Shares of our common stock (in Shares)																						1.5
Issuance of share (in Shares)																						2,156,250
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																						2,156,250	1,437,500
Aggregate price																							$ 25,000
Founder Shares [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Common stock price per share (in Dollars per share)	$ 12.5																							$ 12.5		$ 12.5
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares forfeited (in Shares)																		224,328
Founder Shares [Member] | Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																							1,437,500
Common stock, par value (in Dollars per share)																							$ 0.0001
Aggregate price																							$ 25,000
Shares converted (in Shares)																						1.5
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																		227,686	227,686							1,125,000		1,125,000
Shares forfeited (in Shares)																							281,250
Common stock price per share (in Dollars per share)																		$ 10	$ 10
Gross proceeds of private placement																		$ 259,136
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Forfeiture shares (in Shares)																						281,250
Private Placement [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																												347,500
Common stock price per share (in Dollars per share)																												$ 10
Gross proceeds of private placement																		45,540	$ 45,540		$ 3,475,000
Sponsor funded amount																			179,463	79,673
Aggregate purchase price																			$ 45,540	3,475,000
Private Placement [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																										347,500
Common stock price per share (in Dollars per share)	$ 10																							$ 10		$ 10
Gross proceeds of private placement																		$ 45,540		$ 3,475,000
Sponsor [Member] | Working Capital Note One [Member]
Related Party Transactions [Line Items]
Principal amount								$ 84,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Forfeiture shares (in Shares)																		224,328	224,328
Sponsor [Member] | Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Purchased shares (in Shares)																							1,437,500
Common stock, par value (in Dollars per share)																							$ 0.0001
Aggregate price																							$ 25,000